Interest income and expense - Summary of Consolidated Interest Income and Expense for Both Product and Accounting Categories (Detail) - CAD ($) $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2020	Apr. 30, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Analysis Of Income And Expense [line items]
Interest income	[1]	$ 3,838	$ 4,702	$ 5,271	$ 13,722	$ 15,420
Interest expense		1,109	1,940	2,577	5,470	7,670
Amortised cost [member]
Analysis Of Income And Expense [line items]
Interest income		3,342	3,998	4,540	11,775	13,310
Interest expense		990	1,858	2,504	5,174	7,431
Debt securities measured at fair value through other comprehensive income [member]
Analysis Of Income And Expense [line items]
Interest income		132	206	241	578	714
Other [member]
Analysis Of Income And Expense [line items]
Interest income		364	498	490	1,369	1,396
Interest expense		$ 119	$ 82	$ 73	$ 296	$ 239

[1]	Interest income included $3.5 billion for the quarter ended July 31, 2020 (April 30, 2020: $4.2 billion; July 31, 2019: $4.8 billion) and $12.4 billion for the nine months ended July 31, 2020 (July 31, 2019: $14.0 billion) calculated based on the effective interest rate method.